FUTURE MINIMUM LEASE RENTALS (Tables)	12 Months Ended
Dec. 31, 2013
FUTURE MINIMUM LEASE RENTALS
Summary of future minimum rental revenues under long-term operating leases excluding tenant reimbursements of certain costs

Future minimum rental revenues under long-term operating leases at December 31, 2013, excluding tenant reimbursements of certain costs, are summarized as follows (in thousands):

Years Ending December 31	Governmental Tenants	Other Tenants	Total
2014	$55,702	$84,964	$140,666
2015	43,171	77,866	121,037
2016	42,084	70,792	112,876
2017	39,001	64,568	103,569
2018	37,256	42,992	80,248
Thereafter	164,458	186,378	350,836

Total	$381,672	$527,560	$909,232